Condensed Financial Information of the Parent Company - Schedule of Condensed Statement of Cash Flows (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jul. 08, 2025	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash Flows from Operating Activities:
Net income		$ 610,432	$ 165,925	$ 2,026	$ 1,813,170	$ 1,909,271
Foreign exchange (gain) loss		1,957	(57,949)	(72,406)	(17,344)	2,106
Net cash (used in)/provided by operating activities		(1,276,656)	846,926	(5,285,745)	(3,038,431)	(599,947)
Net cash used in investing activities			(53,810)	(56,877)	(18,514)	736,604
Proceeds from issuance of common stock	$ 4,275,868
Net cash provided by/ (used in) financing activities		1,225,940	(781,442)	5,298,893	3,100,060	(328,178)
Cash and cash equivalents, beginning of year		122,381	176,236	176,236
Effect of exchange rate changes on cash and cash equivalents		2,599	(492)	(10,126)	971	3,715
Cash and cash equivalents, end of year		74,264		122,381	176,236
Parent Company [Member]
Cash Flows from Operating Activities:
Net income		610,432	165,925	2,026	1,813,170	1,909,271
Foreign exchange (gain) loss		(1,479)
Equity method income		(836,717)	(165,925)	(253,193)	(1,849,884)	(1,869,828)
Other receivables				(5,004)
Other payables				180,000
Advances from customers		198,528
Due to related parties		29,236		23,003
Net cash (used in)/provided by operating activities				(53,168)	(36,714)	39,443
Investments in subsidiary				(4,275,075)	(787,266)
Net cash used in investing activities				(4,275,075)	(787,266)
Proceeds from issuance of common stock				4,275,868	787,266
Net cash provided by/ (used in) financing activities				4,275,868	787,266
Net decrease in cash and cash equivalents				(52,375)	(36,714)	39,443
Cash and cash equivalents, beginning of year		291
Effect of exchange rate changes on cash and cash equivalents		(2)		52,666	36,714	(39,443)
Cash and cash equivalents, end of year		$ 289		$ 291